Consolidated Statements Of Shareholders' Equity ¥ in Millions, $ in Millions	CNY (¥)	USD ($)	Ordinary Shares CNY (¥) shares	Ordinary Shares USD ($) shares	Additional Paid-in Capital CNY (¥)	Additional Paid-in Capital USD ($)	Retained Earnings CNY (¥)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) CNY (¥)		Accumulated Other Comprehensive Income (Loss) USD ($)	Noncontrolling interests CNY (¥)	Noncontrolling interests USD ($)
Balances (in shares) at Dec. 31, 2016 | shares			34,726,805	34,726,805
Balances at Dec. 31, 2016	¥ 92,251		¥ 0		¥ 8,323		¥ 85,734		¥ (1,783)			¥ (23)
Net income	18,288		0		0		18,301		0			(13)
Other comprehensive income	2,713		0		0		0		2,713			0
Issuance of shares by the Company's subsidiaries to noncontrolling interest	4,046		0		42		0		0			4,004
Acquisition of non-controlling interests in a subsidiary	0		¥ 0		5		0		0			(5)
Exercise of share-based awards (in shares) | shares			235,210	235,210
Exercise of share-based awards	454		¥ 0		454		0		0			0
Share-based compensation	3,264		0		3,264		0		0			0
Accretion of redeemable noncontrolling interests	17		0		0		17		0			0
Repurchase and retirement of ordinary shares	(1,724)		¥ 0		0		(1,724)		0			0
Repurchase and retirement of ordinary shares (in shares) | shares			(145,783)	(145,783)
Disposal of subsidiaries' shares	41		¥ 0		0		0		0			41
Balances (in shares) at Dec. 31, 2017 | shares			34,816,232	34,816,232
Balances at Dec. 31, 2017	119,350		¥ 0		12,088		102,328		930			4,004
Net income	22,582		0		0		27,573		0			(4,991)
Other comprehensive income	2,140		0		0		0		1,134			1,006
Business combinations	1,387		0		75		0		0			1,312
Issuance of shares by the Company's subsidiaries to noncontrolling interest	14,251		¥ 0		14,984		0		0			(733)
Exercise of share-based awards (in shares) | shares			325,879	325,879
Exercise of share-based awards	689		¥ 0		689		0		0			0
Share-based compensation	4,557		0		4,340		0		0			217
Accretion of redeemable noncontrolling interests	(146)		0		0		(130)		0			(16)
Repurchase and retirement of ordinary shares	(3,312)		¥ 0		0		(3,312)		0			0
Repurchase and retirement of ordinary shares (in shares) | shares			(207,165)	(207,165)
Disposal of subsidiaries' shares	1,558		¥ 0		1,323		0		0			235
Conversion of iQIYI preferred shares recognized as redeemable noncontrolling interests to ordinary shares	11,150		0		0		0		0			11,150
Equity component of convertible senior notes, net of issuance costs	362		0		206		0		0			156
Purchase of capped call	(465)		¥ 0		(264)		0		0			(201)
Balances (in shares) at Dec. 31, 2018 | shares			34,934,946	34,934,946
Balances at Dec. 31, 2018	175,036		¥ 0		33,441		129,246		210			12,139
Cumulative effect of accounting change	933		0		0		2,787		(1,854)	[1]		0
Net income	(2,288)		0		0		2,057		0			(4,345)
Other comprehensive income	(1,490)		0		0		0		(1,593)			103
Business combinations	266		0		0		0		0			266
Issuance of shares by the Company's subsidiaries to noncontrolling interest	306		0		(19)		0		0			325
Acquisition of non-controlling interests in a subsidiary	(65)		¥ 0		(22)		0		0			(43)
Exercise of share-based awards (in shares) | shares			312,463	312,463
Exercise of share-based awards	18		¥ 0		18		0		0			0
Share-based compensation	5,549		0		5,045		0		0			504
Dividends paid and payable by the Company's subsidiaries	(128)		0		0		0		0			(128)
Accretion of redeemable noncontrolling interests	(111)	$ (15)	0		0		(77)		0			(34)
Repurchase and retirement of ordinary shares	(4,958)	(712)	¥ 0		0		(4,958)		0			0
Repurchase and retirement of ordinary shares (in shares) | shares			(664,534)	(664,534)
Disposal of subsidiaries' shares	(850)		¥ 0		13		0		0			(863)
Equity component of convertible senior notes, net of issuance costs	988		0		559		0		0			429
Purchase of capped call	(567)		¥ 0		(321)		0		0			(246)
Balances (in shares) at Dec. 31, 2019 | shares			34,582,875	34,582,875
Balances at Dec. 31, 2019	¥ 171,706	$ 24,663	¥ 0	$ 0	¥ 38,714	$ 5,561	¥ 126,268	$ 18,137	¥ (1,383)		$ (199)	¥ 8,107	$ 1,164

[1]	Adjustment of net unrealized gains related to available-for-sale equity investments from accumulated other comprehensive income to opening retained earnings as a result of the adoption of ASC 321 on January 1, 2018.